Net financial expenses/(income) - Disclosure of detailed information about net finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income and other financial income	€ 2,678	€ 1,066		€ 188
Financial expenses:
Interest expense and other financial expenses:	1,064	959		545
Interest expense on notes	386	281		182
Interest expense on borrowings from bank	59	105		77
Other interest cost and financial expenses	619	573		286
Interest on lease liabilities	63	63		56
Write-down of financial assets	128	14		10
Net interest expense/(income) on employee benefits provisions	203	163		169
Total Financial expenses	1,458	1,199		780
Net expenses from derivative financial instruments and exchange rate differences	1,178	635		142
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	2,636	1,834		922
Net Financial expenses/(income)	€ 42	€ (768)	[1]	€ (734)	[1]

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information